FAIR VALUE MEASUREMENTS - Summary of Financial Assets and Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investments	¥ 635,070,394	$ 89,447,794	¥ 1,941,432,848
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investments	635,292,983	89,479,145		$ 1,941,432,848
Fair Value, Measurements, Recurring [Member] | Active market (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investments	253,865	35,756
Fair Value, Measurements, Recurring [Member] | Observable Input (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investments	¥ 635,039,118	$ 89,443,389	¥ 1,941,432,848